United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 3/31/01

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     May 2, 2001

Report Type  (Check Only One.):
[ x]  	3F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE
Report summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Entry Total:  $71,128(thousands)

Form 13F Imformation Table

























TITLE











OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PRN CALL
DSCRETN
MNGS
SOLE SHARED NONE


INTERNATIONA BUSINESS MACHS
COM
459200 10 1
$3,568
37098
sh
sole
none
            x

FEDEX CORP
COM
31428X 10 6
$3,526
84614
sh
sole
none
            x

VIACOM INC
CL B
925524 30 8
$3,510
79838
sh
sole
none
            x

MERCK & CO INC
COM
589331 10 7
$2,969
39121
sh
sole
none
            x

BOEING CO
COM
097023 10 5
$2,362
42403
sh
sole
none
            x

PFIZER INC
COM
717081 10 3
$2,260
55213
sh
sole
none
            x

PEPSICO INC
COM
713448 10 8
$2,081
47351
sh
sole
none
            x

GENERAL GROWTH PPTYS INC
COM
370021 10 7
$2,067
59153
sh
sole
none
            x

VERIZON
COM
92343V 10 4
$2,044
41467
sh
sole
none
            x

AMERICAN INTL GROUP INC
COM
026874 10 7
$1,964
24394
sh
sole
none
            x

JOHNSON & JOHNSON
COM
478160 10 4
$1,906
21790
sh
sole
none
            x

GENERAL ELEC CO
COM
369604 10 3
$1,872
44717
sh
sole
none
            x

EXXON MOBIL CORP
COM
30231G 10 2
$1,770
21845
sh
sole
none
            x

ABBOTT LABS
COM
002824 10 0
$1,641
34775
sh
sole
none
            x

HERSHEY FOODS CORP
COM
427866 10 8
$1,549
22352
sh
sole
none
            x

SARA LEE CORP
COM
803111 10 3
$1,484
68760
sh
sole
none
            x

GENERAL MTRS CORP
COM
370442 10 5
$1,479
28524
sh
sole
none
            x

GOODRICH B F CO
COM
382388 10 6
$1,418
37101
sh
sole
none
            x

BLACK & DECKER CORP
COM
091797 10 0
$1,330
38595
sh
sole
none
            x

DELTA  AIR LINES INC DEL
COM
247361 10 8
$1,255
33680
sh
sole
none
            x

CMS ENERGY CORP
COM
125896 10 0
$1,242
42405
sh
sole
none
            x

UNISYS CORP
COM
909214 10 8
$1,209
88685
sh
sole
none
            x

BELLSOUTH CORP
COM
079860 10 2
$1,205
29552
sh
sole
none
            x

DU PONT EI DE NEMOURS & CO
COM
263534 10 9
$1,173
29628
sh
sole
none
            x

CISCO SYS INC
COM
17275R 10 2
$1,114
76218
sh
sole
none
            x

AFLAC INC
COM
001055 10 2
$1,110
42578
sh
sole
none
            x

MEDTRONIC INC
COM
585055 10 6
$1,098
24364
sh
sole
none
            x

BP AMOCO PLC
SPONSORED
ADR
055622 10 4
$997
22360
sh
sole
none
            x

TEXTRON INC
COM
883203 10 1
$981
19325
sh
sole
none
            x

PITNEY BOWES
COM
724479 10 0
$946
28690
sh
sole
none
            x

ASTRAZENECA PLC
SPONSORED
ADR
046353 10 8
$892
20335
sh
sole
none
            x

PHILIP MORRIS COS INC
COM
718154 10 7
$980
20660
sh
sole
none
            x

PROCTOR & GAMBLE CO
COM
742718 10 9
$946
15110
sh
sole
none
            x

FORTUNE BRANDS INC
COM
349631 10 1
$892
25929
sh
sole
none
            x

TELLABS INC
COM
879664 10 0
$855
21005
sh
sole
none
            x

BELDEN INC
COM
077459 10 5
$743
37080
sh
sole
none
            x

VALLEY NATIONAL BANK
COM
919794 10 7
$738
27238
sh
sole
none
            x

NISOURCE INC
COM
65473P 10 5
$725
23285
sh
sole
none
            x

COMPAQ COMPUTER CORP
COM
204493 10 0
$683
37511
sh
sole
none
            x

COOPER INDUSTRIES INC
COM
216669 10 1
$661
19762
sh
sole
none
            x

ARTESIAN RESOURCES CORP
CL A
043113 20 8
$660
26122
sh
sole
none
            x

HOME DEPOT INC
COM
437076 10 2
$651
15109
sh
sole
none
            x

SAFEWAY INC
COM NEW
786514 20 8
$610
11055
sh
sole
none
            x

ROYAL DUTCH PETE CO
NY REG
GLD 1.25
780257 80 4
$577
10415
sh
sole
none
            x

WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
$567
24312
sh
sole
none
            x

BRISTOL MYERS SQUIBB CO
COM
110122 10 8
$520
8762
sh
sole
none
            x

ELAN PLC
ADR
284131 20 8
$508
9720
sh
sole
none
            x

LUCENT TECHNOLOGIES INC
COM
549463 10 7
$479
48081
sh
sole
none
            x

MOTOROLA INC
COM
620076 10 9
$464
32573
sh
sole
none
            x

MOORE LTD
COM
615785 10 2
$440
111450
sh
sole
none
            x

CITIGROUP INC
COM
172967 10 1
$429
9542
sh
sole
none
            x

SBC COMMUNICATIONS INC
COM
78387G 10 3
$419
9393
sh
sole
none
            x

O M GROUP INC.
COM
670872 10 0
$381
7160
sh
sole
none
            x

OTTER TAIL PWR CO
COM
689648 10 3
$360
12640
sh
sole
none
            x

WORLDCOM INC GA NEW
COM
98157D 10 6
$357
19111
sh
sole
none
            x

GILLETTE CO
COM
375766 10 2
$352
11295
sh
sole
none
            x

PHILADELPHIA SUBURBAN CORP
COM
718009 60 8
$303
12843
sh
sole
none
            x

UNIVERSAL FST PPRODS INC
COM
913543 10 4
$302
19950
sh
sole
none
            x

MICROSOFT
COM
594918 10 4
$276
5040
sh
sole
none
            x

HELMERICH & PAYNE INC
COM
423452 10 1
$275
5950
sh
sole
none
            x

AOL TIME WARNER
COM
00184A 10 5
$251
6242
sh
sole
none
            x

SENSIENT TECHNOLOGIES
COM
81725T 10 0
$246
10810
sh
sole
none
            x

AMR CORP
COM
001765 10 6
$228
6500
sh
sole
none
            x

DELPHI AUTOMOTIVE SYSTEM
COM
247126 10 5
$228
16075
sh
sole
none
            x